Schedule of Restricted Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested, Beginning balance	4,822,741	576,000
Weighted average grant date fair value per share, Unvested, Beginning balance	$ 0.22	$ 0.62
Number of shares, Granted	10,844,993	6,620,641
Weighted average grant date fair value per share, Granted	$ 0.23	$ 0.17
Number of shares, Vested	(5,809,217)	(2,373,900)
Weighted average grant date fair value per share, Vested	$ 0.24	$ 0.18
Number of shares, Forfeited	(2,813,990)
Weighted average grant date fair value per share, Forfeited	$ 0.20
Number of shares, Unvested, ending balance	7,044,527	4,822,741
Weighted average grant date fair value per share, Unvested, Ending balance	$ 0.24	$ 0.22